Income tax - Income before income tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Income tax
Income before income tax expense	$ 53,115	¥ 356,461	¥ 303,535	¥ 166,311
The PRC
Income tax
Income before income tax expense, The PRC	66,634	447,195	435,576	365,448
Hong Kong
Income tax
Income before income tax expense, Non-PRC	(9)	(65)	(45)	(36)
British Virgin Islands
Income tax
Income before income tax expense, Non-PRC	(8,436)	(56,616)	(56)	(2,985)
Cayman Islands
Income tax
Income before income tax expense, Non-PRC	$ (5,074)	¥ (34,053)	¥ (131,940)	¥ (196,116)